SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Leases
2025	$ 2,909,076
2026	727,460
2027	1,223,392
2028	1,035,090
2029	1,111,588
Thereafter	11,800,796
Total future minimum lease payments	18,807,402
Less: imputed interest	(5,516,443)
Total	$ 13,290,959	$ 12,938,670